SHARE CAPITAL	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]

12. SHARE CAPITAL

Authorized share capital consists of an unlimited number of common shares without par value.

(a) Issued Share Capital

As at December 31, 2022, the Company had 49,467,877 common shares issued and outstanding (2021 - 44,035,569).

During the year ended December 31, 2022, the Company:

  Issued 752,296 common shares in at-the-market offerings at an average price of $6.07 per share for gross proceeds of $4.6 million, with aggregate commissions paid or payable to the agents of $0.1 million and other share issue costs of $0.4 million, resulting in aggregate net proceeds of $4.1 million;
  issued 4,168,056 common shares for the acquisition of royalty and other interests (Note 4); and
  issued 511,956 common shares related to the vesting of RSUs and the exercise of stock options.

During the year ended December 31, 2021, the Company:

  Issued 3,148,765 common shares in the at-the-market offerings at an average price of $8.95 per share for gross proceeds of $28.2 million, with aggregate commissions paid or payable to the agents and other share issue costs of $1.5 million, resulting in aggregate net proceeds of $26.7 million;
  issued 401,875 common shares related to previously committed shares for the acquisition of royalty and other interests;
  issued 505,050 common shares related to the conversion of the Second Drawdown from the Amended Loan Facility; and
  issued 240,832 common shares related to the vesting of RSUs, and the exercise of stock options.

(b) Stock Options

The Company has adopted a stock option plan approved by the Company's shareholders. The maximum number of shares that may be reserved for issuance under the plan is limited to 10% of the issued common shares of the Company at any time, less the amount reserved for RSUs. The plan allows for a cash-less broker exercise, or a net exercise on some of the Company's stock options upon vesting, both of which are subject to approval from the Company's Board of Directors. The vesting terms, if any, are determined by the Company's Board of Directors at the time of the grant.

The continuity of stock options for the year ended December 31, 2022, was as follows:

	Weighted
	average
	exercise price	Number
	(C$)	outstanding
As at December 31, 2020	$5.44	2,534,270
Granted	11.73	500,000
Exercised	1.76	(200,832)
As at December 31, 2021	$6.81	2,833,438
Granted	5.98	605,000
Exercised (1)	2.20	(479,536)
Forfeited	9.94	(140,000)
As at December 31, 2022	$7.26	2,818,902

(1) 282,250 stock options were exercised on a net exercise basis with a total of 183,170 common shares issued for the exercise.

During the year ended December 31, 2022, the Company granted 605,000 stock options (2021 - 500,000) with a weighted-average exercise price of C$5.98 (2021 - C$11.73) and a fair value of $1,215,454 or $2.01 per option (2021 - $2,342,178 or $4.68 per option). The fair value of the stock options granted was estimated using the Black-Scholes option pricing model with weighted average assumptions as follows:

	Year ended December 31,
	2022	2021
Risk free interest rate	3.22%	0.96%
Expected dividend yield	0%	0%
Expected stock price volatility	59%	58%
Expected life in years	3.25	5.00
Forfeiture rate	0%	0%

For the year ended December 31, 2022, in accordance with the vesting terms of the stock options granted, the Company recorded a charge to share-based payments expense of $1,524,260 (2021 - $2,952,843), with an offsetting credit to reserves.

As at December 31, 2022, the weighted average remaining life of the stock options outstanding was 2.50 years (2021 - 2.55 years). The Company's outstanding and exercisable stock options as at December 31, 2022, and their expiry dates are as follows:

	Exercise
	price	Number	Number
Expiry date	(C$)	outstanding	exercisable
March 1, 2023	$2.56	231,500	231,500
September 17, 2023	$2.92	320,313	320,313
January 4, 2024	$3.24	293,339	293,339
January 15, 2025	$7.66	518,750	518,750
November 6, 2025	$12.85	390,000	390,000
April 27, 2026	$11.73	460,000	230,000
August 16, 2027	$5.98	605,000	-
		2,818,902	1,983,902

(c) Restricted Share Units

The Company has adopted an RSU plan approved by the Company's shareholders. The maximum number of RSUs that may be reserved for issuance under the plan is limited to 10% of the issued common shares of the Company at any time, less the amount reserved for stock options. The vesting terms are determined by the Company's Board of Directors at the time of issuance, the standard vesting terms have one-half vest in one year and one-half vest in two years.  The continuity of RSUs for the year ended December 31, 2022, was as follows:

Number
outstanding
As at December 31, 2020	211,000
Granted	267,000
Settled	(40,000)
As at December 31, 2021	438,000
Granted	437,554
Settled	(131,500)
Forfeited	(22,500)
As at December 31, 2022	721,554

For the year ended December 31, 2022, in accordance with the vesting terms of the RSUs granted, the Company recorded a charge to share-based payments expense of $1,356,310 (2021 - $2,371,425), with an offsetting credit to reserves.